BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 1,034,163
Prepaid expenses	149,727
Total Current Assets	1,183,890
Cash and cash equivalents held in Trust Account	115,002,152
Total Assets	116,186,042
Current liabilities
Accounts payable and accrued expenses	146,558
Total Current Liabilities	146,558
Deferred underwriting fee payable	4,025,000
Total Liabilities	4,171,558
Commitments and Contingencies
Class A common stock subject to possible redemption, 10,722,636 shares at $10.00 per share	107,014,480
Stockholders' Equity
Additional paid-in capital	5,262,735
Accumulated deficit	(263,139)
Total Stockholders' Equity	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	116,186,042
Common Class A
Stockholders' Equity
Common stock	120
Class B common stock
Stockholders' Equity
Common stock	$ 288